CONCENTRATIONS OF CREDIT RISK (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Cash, FDIC insured amount	$ 0	$ 416,178	$ 0